Debt issued measured at amortized cost (Tables)	6 Months Ended
Jun. 30, 2021
Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
USD million 30.6.21 31.3.21 31.12.20
Certificates of deposit 12,193 14,723 15,680
Commercial paper 25,304 26,591 25,472
Other short-term debt 5,219 6,080 5,515
Short-term debt
1
42,716 47,394 46,666
Senior unsecured debt 26,130 23,330 18,483
of which: issued by UBS AG with original maturity greater than one year
2
26,109 23,309 18,464
Covered bonds 1,449 2,606 2,796
Subordinated debt 5,232 5,253 7,744
of which: low-trigger loss-absorbing tier 2 capital

instruments
4,686 4,709 7,201
of which: non-Basel III-compliant tier 2 capital instruments 547 544 543
Debt issued through the Swiss central mortgage institutions 8,963 8,911 9,660
Other long-term debt 0 2 3
Long-term debt
3
41,775 40,101 38,685
Total debt issued measured at amortized cost
4
84,491 87,495 85,351
1 Debt with

an original

contractual

maturity

of less

than one

year.

2 Issued

by the

legal

entity

UBS AG.

Based

on original

contractual

maturity

without considering

any early

redemption features.

As of
30 June 2021, 100
% of the balance was

unsecured (31 March 2021:
100%; 31 December 2020: 100
%).

3 Debt with an original contractual

maturity greater than or equal to

one year. The

classification of debt
issued into short-term and long-term does not consider any early redemption features.

4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.